Property, Plant and Equipment (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

	Office equipment	Fixtures and fittings	Motor vehicles	Right-of- use assets	Total
	US$	US$	US$	US$	US$
Cost
As of February 29, 2020	3,854				3,854
Additions	28,918	258,360	156,402	1,229,376	1,673,056
As of February 28, 2021	32,772	258,360	156,402	1,229,376	1,676,910
Additions	76,054	180,970	—	759,629	1,016,653
Disposals	(15,208)	—	—	—	(15,208)
As of February 28, 2022	93,618	439,330	156,402	1,989,005	2,678,355
Accumulated depreciation
As of February 29, 2020	2,355	—	—	—	2,355
Depreciation for the year	4,315	3,589	23,460	115,931	147,295
As of February 28, 2021	6,670	3,589	23,460	115,931	149,650
Depreciation for the year	29,050	122,774	46,921	406,679	605,424
Disposals	(6,383)	—	—	—	(6,383)
As of February 28, 2022	29,337	126,363	70,381	522,610	748,691
Carrying amounts
As of February 28, 2021	26,102	254,771	132,942	1,113,445	1,527,260
As of February 28, 2022	64,281	312,967	86,021	1,466,395	1,929,664